Offerings	Aug. 17, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Southern Power Company Preferred Stock
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate principal amount of Senior Notes and Junior Subordinated Notes and such presently indeterminate number of shares of Preferred Stock of Southern Power Company (the "Company") as may from time to time be issued at indeterminable prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Company is deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Southern Power Company Senior Notes
Fee Rate	0.01381%
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Southern Power Company Junior Subordinated Notes
Fee Rate	0.01381%
Offering Note	See Offering Note 1